Share-based payments (Details Textual) ₨ / shares in Units, ₨ in Millions	12 Months Ended
	Mar. 31, 2024 INR (₨) shares ₨ / shares	Mar. 31, 2023 INR (₨) shares ₨ / shares
DRL 2018 Plan [Member]
Employee stock incentive plan [Line Items]
Employee Stock Option Treasury Shares Purchased	289,791	371,144
Value Of Stock Purchased | ₨	₨ 991	₨ 1,269
Share based compensation by share based award vesting period	1 year
DRL 2018 Plan [Member] | Bottom of range [member]
Employee stock incentive plan [Line Items]
Share based compensation by share based award contractual term	5 years
DRL 2018 Plan [Member] | Top of range [member]
Employee stock incentive plan [Line Items]
Share based compensation by share based award contractual term	5 years
Equity settled share based payment expense [Member]
Employee stock incentive plan [Line Items]
Requisite period for recognition of expense from share-based payment transactions in which goods or services received did not qualify for recognition as assets	1.69 years	1.87 years
Employees Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized | ₨	₨ 469	₨ 516
Equity settled share based payment expense [Member] | DRL 2018 Plan [Member]
Employee stock incentive plan [Line Items]
Weighted average fair value at measurement date, share options granted | ₨	₨ 1,808	₨ 1,492
Weighted average share price for share options in share-based payment arrangement exercised during period at date of exercise | ₨ / shares	₨ 5,425	₨ 4,388
Cash Settled Share-based Payment [Member]
Employee stock incentive plan [Line Items]
Requisite period for recognition of expense from share-based payment transactions in which goods or services received did not qualify for recognition as assets	1.81 years	1.99 years
Employees Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized | ₨	₨ 453	₨ 222
DRL 2007 Plans [Member]
Employee stock incentive plan [Line Items]
Number of instruments in share based payment arrangement available for grant	1,530,779
Share based compensation by share based award vesting period	1 year
DRL 2007 Plans [Member] | Bottom of range [member]
Employee stock incentive plan [Line Items]
Share based compensation by share based award contractual term	4 years
DRL 2007 Plans [Member] | Top of range [member]
Employee stock incentive plan [Line Items]
Share based compensation by share based award contractual term	5 years
Categories A [Member] | DRL 2007 Plans [Member]
Employee stock incentive plan [Line Items]
Weighted average fair value at measurement date, share options granted | ₨	₨ 1,811	₨ 1,497
Number of instruments in share based payment arrangement available for grant	382,695
Weighted average share price for share options in share-based payment arrangement exercised during period at date of exercise | ₨ / shares	₨ 5,670	₨ 4,302
Categories B [Member] | DRL 2007 Plans [Member]
Employee stock incentive plan [Line Items]
Weighted average fair value at measurement date, share options granted | ₨	₨ 0	₨ 4,224
Par value of underlying equity shares | ₨ / shares	₨ 5
Number of instruments in share based payment arrangement available for grant	1,148,084
Weighted average share price for share options in share-based payment arrangement exercised during period at date of exercise | ₨ / shares	₨ 5,505	₨ 4,331
DRL 2002 Plan [Member]
Employee stock incentive plan [Line Items]
Number of instruments in share based payment arrangement available for grant	2,295,478
Weighted average share price for share options in share-based payment arrangement exercised during period at date of exercise | ₨ / shares	₨ 5,233	₨ 4,246
Share based compensation by share based award vesting period	1 year
DRL 2002 Plan [Member] | Bottom of range [member]
Employee stock incentive plan [Line Items]
Share based compensation by share based award contractual term	4 years
DRL 2002 Plan [Member] | Top of range [member]
Employee stock incentive plan [Line Items]
Share based compensation by share based award contractual term	5 years
DRL 2002 Plan [Member] | Categories A [Member]
Employee stock incentive plan [Line Items]
Number of instruments in share based payment arrangement available for grant	300,000
DRL 2002 Plan [Member] | Categories B [Member]
Employee stock incentive plan [Line Items]
Number of instruments in share based payment arrangement available for grant	1,995,478